Share based payment - Additional Information (Detail) ₨ / shares in Units, ₨ in Millions	12 Months Ended
	Mar. 31, 2021 INR (₨) shares ₨ / shares	Mar. 31, 2020 INR (₨) shares ₨ / shares	Mar. 31, 2019 ₨ / shares	Mar. 31, 2018
Share Based Payment Arrangements [Line Items]
Weighted average exercise price of options outstanding	₨ 303	₨ 280	₨ 258
Weighted average exercise price of options granted during the year	₨ 404	₨ 400	₨ 415
Number of options exercised during the year			3,000,000
Weighted average exercise price of options exercised during the year			₨ 205
Weighted average exercise price of options forfeited during the year	₨ 395	₨ 189	₨ 290
Weighted average exercise price of options repurchased during the year	157
Number of options repurchased during the year		0	0
Weighted average exercise price of exercisable options during the year	₨ 250	₨ 206	₨ 178
Weighted average remaining contractual life of options outstanding	5 years 9 months	6 years 3 months 18 days
Number of share options forfeited in share based payment arrangement	0	2,000,000	0
Number of Share options outstanding	16,000,000	18,000,000	19,000,000	21,000,000
Number of share options exercisable	8,000,000	9,000,000	9,000,000
Cash Settled Share Based Payments [Member]
Share Based Payment Arrangements [Line Items]
Carrying amount of the liability realting to the cash settled share based payments | ₨	₨ 102	₨ 0
Number of share options vested in share based payment arrangement | shares	0	0
Number of share options forfeited in share based payment arrangement | shares	0	0
Number of Share options outstanding | shares	2,592,557
Number of share options exercisable | shares	0
One Time Partial Liquidity Scheme For Outstanding ESOPS [Member]
Share Based Payment Arrangements [Line Items]
Number of share options vested out of options granted are eligible for surrender of Shares per option under share based payment arrangement	₨ 420
Number of share options opted by employees for surrender | shares	2,592,557
Surrendered options are subject to value adjustment per share	₨ 420
Top of range [member] | One Time Partial Liquidity Scheme For Outstanding ESOPS [Member]
Share Based Payment Arrangements [Line Items]
Maximum percentage of options vested out of options granted under share based payment arrangement	40.00%